SCHEDULE OF CONSIDERATION PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Consideration Payable
Base purchase price (note 10(a))		$ 34,625
Contingent value rights (note 10(b))	20,243	10,158
Balance, end of year	20,243	44,783
Less: current portion		(10,000)
Non-current portion	$ 20,243	$ 34,783